Warrants (Details Narrative 3)		0 Months Ended
	Feb. 27, 2012 Purea	Jan. 25, 2012 January 2012 Warrants Purea	Jun. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Units issued to accredited investors, Units		1,300,000
Units issued to accredited investors, (in dollars per unit)		0.5
Description of capital units		(i) one share of the Company's common stock and (ii) a four-year warrant to purchase 0.5 shares of common stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events (the "January 2012 Warrants").
Warrants remain outstanding			650,000
Exercise price (in dollars per unit)	0.60		0.5